Consolidated Statements of Profit or Loss and Other Comprehensive (Loss)/income - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue	$ 10,490,668	$ 10,655,993	$ 5,006,345
Cost of revenue (exclusive of depreciation and amortization expenses shown separately below)	(6,875,141)	(7,662,024)	(3,648,637)
Gross Profit	3,615,527	2,993,969	1,357,708
Other income	501,660	236,911	205,201
Depreciation and amortization expenses	(279,543)	(329,836)	(389,449)
Employee benefit expenses	(2,151,970)	(1,311,345)	(912,772)
Other expenses	(1,819,903)	(314,639)	(989,635)
Share-based compensation	(83,155,336)
Finance costs	(218,630)	(149,626)	(75,033)
(Loss) /Profit before tax	(83,508,195)	1,125,434	(803,980)
Income tax expense	(114,902)	(131,240)
(Loss) /Profit for the year	(83,623,097)	994,194	(803,980)
Other comprehensive (loss)/income
Foreign currency translation	(106,213)	26,610	46,459
Total comprehensive (loss)/income	(83,729,310)	1,020,804	(757,521)
(Loss) /Profit for the year attributable to:
Equity holders of the parent company	(83,637,387)	960,686	(783,037)
Non-controlling interests	14,290	33,508	(20,943)
Total (Loss) /Profit	(83,623,097)	994,194	(803,980)
Total comprehensive (loss)/income for the year attributable to:
Equity holders of the parent company	(83,743,600)	987,296	(736,578)
Non-controlling interests	14,290	33,508	(20,943)
Total comprehensive (loss)/income	$ (83,729,310)	$ 1,020,804	$ (757,521)
(Loss)/Earnings per share
Basic (in Dollars per share)	$ (5.08)	$ 9.61	$ (7.83)
Diluted (in Dollars per share)	$ (5.08)	$ 9.61	$ (7.83)